PORTFOLIO OF INVESTMENTS – as of September 30, 2020 (Unaudited)

Loomis Sayles Investment Grade Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 94.5% of Net Assets
Non-Convertible Bonds – 93.6%
	ABS Car Loan – 6.4%
$ 16,590,000	Ally Auto Receivables Trust, Series 2019-1, Class A3, 2.910%, 9/15/2023	$16,913,658
7,865,000	American Credit Acceptance Receivables Trust, Series 2019-3, Class D, 2.890%, 9/12/2025, 144A	8,047,444
1,965,000	AmeriCredit Automobile Receivables Trust, Series 2018-2, Class D, 4.010%, 7/18/2024	2,087,775
10,515,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class D, 4.040%, 11/18/2024	11,116,717
25,880,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.620%, 3/18/2025	26,998,148
12,340,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class D, 2.990%, 6/18/2025	12,984,709
1,395,000	AmeriCredit Automobile Receivables Trust, Series 2020-2, Class D, 2.130%, 3/18/2026	1,413,280
4,800,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class A, 2.020%, 2/20/2027, 144A	4,841,880
3,650,000	CarMax Auto Owner Trust, Series 2018-3, Class D, 3.910%, 1/15/2025	3,759,026
13,585,000	CarMax Auto Owner Trust, Series 2019-1, Class D, 4.040%, 8/15/2025(a)(b)	13,970,250
5,811,000	CarMax Auto Owner Trust, Series 2019-2, Class D, 3.410%, 10/15/2025	5,945,447
2,315,000	CarMax Auto Owner Trust, Series 2019-3, Class D, 2.850%, 1/15/2026	2,393,670
4,625,000	CarMax Auto Owner Trust, Series 2020-1, Class D, 2.640%, 7/15/2026	4,710,031
1,800,000	Credit Acceptance Auto Loan Trust, Series 2017-3A, Class C, 3.480%, 10/15/2026, 144A	1,819,198
23,320,000	Credit Acceptance Auto Loan Trust, Series 2019-1A, Class C, 3.940%, 6/15/2028, 144A	24,383,709
2,525,000	Credit Acceptance Auto Loan Trust, Series 2020-2A, Class C, 2.730%, 11/15/2029, 144A	2,563,385
6,555,000	Drive Auto Receivables Trust, Series 2018-5, Class D, 4.300%, 4/15/2026	6,956,311
16,395,000	Drive Auto Receivables Trust, Series 2019-1, Class D, 4.090%, 6/15/2026	17,211,233
3,700,000	Drive Auto Receivables Trust, Series 2019-2, Class D, 3.690%, 8/17/2026	3,884,213
10,760,000	DT Auto Owner Trust, Series 2019-1A, Class D, 3.870%, 11/15/2024, 144A	11,151,395
3,950,000	DT Auto Owner Trust, Series 2019-2A, Class D, 3.480%, 2/18/2025, 144A	4,101,471
3,400,000	DT Auto Owner Trust, Series 2019-3A, Class D, 2.960%, 4/15/2025, 144A	3,482,617
3,790,000	First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.550%, 4/15/2025, 144A	3,952,827
4,610,000	Flagship Credit Auto Trust, Series 2019-3, Class D, 2.860%, 12/15/2025, 144A	4,717,677
170,195	Ford Credit Auto Owner Trust, Series 2017-B, Class A3, 1.690%, 11/15/2021	170,320

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Car Loan – continued
$ 30,600,000	Ford Credit Auto Owner Trust, Series 2020-B, Class A3, 0.560%, 10/15/2024	$30,747,339
8,555,000	GLS Auto Receivables Trust, Series 2019-2A, Class C, 3.540%, 2/18/2025, 144A	8,872,918
13,564,820	GM Financial Consumer Automobile Receivables Trust, Series 2019-1, Class A3, 2.970%, 11/16/2023	13,832,857
6,255,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A3, 1.840%, 9/16/2024	6,387,306
1,400,000	GMF Floorplan Owner Revolving Trust, Series 2020-1, Class C, 1.480%, 8/15/2025, 144A	1,399,453
132,713	Honda Auto Receivables Owner Trust, Series 2017-2, Class A3, 1.680%, 8/16/2021	132,856
3,925,000	Honda Auto Receivables Owner Trust, Series 2017-2, Class A4, 1.870%, 9/15/2023	3,936,414
5,925,000	Honda Auto Receivables Owner Trust, Series 2019-1, Class A3, 2.830%, 3/20/2023	6,055,250
6,655,000	Nissan Auto Receivables Owner Trust, Series 2019-C, Class A3, 1.930%, 7/15/2024	6,819,361
18,955,000	Nissan Auto Receivables Owner Trust, Series 2020-B, Class A3, 0.550%, 7/15/2024	18,949,465
12,815,000	Santander Drive Auto Receivables Trust, Series 2020-1, Class D, 5.350%, 3/15/2028	14,277,537
27,665,000	Santander Drive Auto Receivables Trust, Series 2019-1, Class D, 3.650%, 4/15/2025	28,760,905
6,995,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.220%, 7/15/2025	7,226,862
8,455,000	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.680%, 10/15/2025	8,698,731
2,900,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class D, 2.220%, 9/15/2026	2,942,813
86,779	Toyota Auto Receivables Owner Trust, Series 2017-B, Class A3, 1.760%, 7/15/2021	86,823
15,495,000	Westlake Automobile Receivables Trust, Series 2019-1A, Class D, 3.670%, 3/15/2024, 144A	16,049,496

		374,752,777

	ABS Credit Card – 0.4%
939,000	American Express Credit Account Master Trust, Series 2018-8, Class A, 3.180%, 4/15/2024	965,359
8,000,000	American Express Credit Account Master Trust, Series 2019-1, Class A, 2.870%, 10/15/2024	8,307,991
11,730,000	Capital One Multi-Asset Execution Trust, Series 2019-A1, Class A1, 2.840%, 12/15/2024	12,142,689
1,690,000	Citibank Credit Card Issuance Trust, Series 2016-A2, Class A2, 2.190%, 11/20/2023	1,727,443

		23,143,482

	ABS Home Equity – 5.4%
15,451,000	American Homes 4 Rent, Series 2015-SFR1, Class E, 5.639%, 4/17/2052, 144A	17,076,473
2,838,267	Bayview Opportunity Master Fund IVb Trust, Series 2019-RN4, Class A1, 3.278%, 10/28/2034, 144A(c)	2,829,116

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 1,250,000	Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4, Class B2, 4.750%, 1/28/2055, 144A(c)	$1,337,522
3,990,000	Bayview Opportunity Master Fund V Trust, Series 2020-RN3, Class A1, 3.105%, 9/25/2035, 144A(c)	3,991,995
4,800,788	Brass PLC, Series 8A, Class A1, 3-month LIBOR + 0.700%, 0.980%, 11/16/2066, 144A(d)	4,812,637
1,903,709	Citigroup Mortgage Loan Trust, Series 2019-E, Class A1, 3.228%, 11/25/2070, 144A(c)	1,925,062
445,439	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1, 4.000%, 1/25/2068, 144A(c)	447,423
5,084,093	Citigroup Mortgage Loan Trust, Series 2019-B, Class A1, 3.258%, 4/25/2066, 144A(c)	5,141,800
6,741,203	Citigroup Mortgage Loan Trust, Series 2019-RP1, Class A1, 3.500%, 1/25/2066, 144A(c)	7,204,744
2,434,000	CoreVest American Finance Trust, Series 2019-1, Class D, 4.818%, 3/15/2052, 144A	2,577,219
5,454,017	CoreVest American Finance Trust, Series 2019-3, Class A, 2.705%, 10/15/2052, 144A	5,656,832
2,929,000	CoreVest American Finance Trust, Series 2019-3, Class B, 3.163%, 10/15/2052, 144A	2,969,832
1,259,000	CoreVest American Finance Trust, Series 2020-2, Class C, 4.845%, 5/15/2052, 144A(c)	1,187,966
4,710,000	Credit Suisse Mortgage Trust, Series 2020-RPL3, Class A1, 2.691%, 3/25/2060, 144A(c)	4,709,854
3,083,000	FirstKey Homes Trust, Series 2020-SRF1, Class D, 2.241%, 9/17/2025, 144A	3,102,753
1,515,000	FirstKey Homes Trust, Series 2020-SRF1, Class E, 2.791%, 8/17/2037, 144A	1,549,589
3,331,666	GCAT LLC, Series 2019-3, Class A1, 3.352%, 10/25/2049, 144A(c)	3,261,962
3,798,768	GCAT LLC, Series 2020-1, Class A1, 2.981%, 1/26/2060, 144A(c)	3,736,484
8,085,992	GCAT Trust, Series 2019-RPL1, Class A1, 2.650%, 10/25/2068, 144A(c)	8,410,242
653,639	Gosforth Funding PLC, Series 2018-1A, Class A1, 3-month LIBOR + 0.450%, 0.700%, 8/25/2060, 144A(d)	653,522
1,725,496	Grand Avenue Mortgage Loan Trust, Series 2017-RPL1, Class A1, 3.250%, 8/25/2064, 144A	1,690,466
2,799,931	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/2039, 144A	2,838,759
2,585,651	Home Partners of America Trust, Series 2019-2, Class D, 3.121%, 10/19/2039, 144A	2,689,532
3,050,000	Invitation Homes Trust, Series 2018-SFR4, Class D, 1-month LIBOR + 1.650%, 1.801%, 1/17/2038, 144A(d)	3,049,998
7,020,000	Lanark Master Issuer PLC, Series 2019-2A, Class 1A, 2.710%, 12/22/2069, 144A(c)	7,157,739
895,000	Lanark Master Issuer PLC, Series 2020-1A, Class 1A, 2.277%, 12/22/2069, 144A(c)	911,405
10,919,429	Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.250%, 11/25/2059, 144A(c)	10,919,506
3,816,385	Legacy Mortgage Asset Trust, Series 2019-GS3, Class A1, 3.750%, 4/25/2059, 144A(c)	3,883,615

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 7,921,759	Legacy Mortgage Asset Trust, Series 2020-GS1, Class A1, 2.882%, 10/25/2059, 144A(c)	$7,941,839
2,037,181	Legacy Mortgage Asset Trust, Series 2020-GS5, Class A1, 3.250%, 6/25/2060, 144A	2,050,141
1,467,786	Mill City Mortgage Loan Trust, Series 2018-2, Class M1, 3.750%, 5/25/2058, 144A(c)	1,569,043
2,744,944	Mill City Mortgage Loan Trust, Series 2019-1, Class M1, 3.500%, 10/25/2069, 144A(c)	3,014,385
4,405,374	Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.250%, 10/25/2069, 144A(c)	4,680,702
10,920,052	Mill City Mortgage Loan Trust, Series 2019-GS1, Class A1, 2.750%, 7/25/2059, 144A(c)	11,409,780
1,671,816	New Residential Mortgage Loan Trust, Series 2020-NPL2, Class A1, 3.228%, 8/25/2060, 144A(c)	1,671,629
5,663,892	OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072%, 12/26/2059, 144A(c)	5,748,764
2,899,570	Preston Ridge Partners Mortgage LLC, Series 2019-3A, Class A1, 3.351%, 7/25/2024, 144A(c)	2,891,018
4,980,298	Preston Ridge Partners Mortgage LLC, Series 2019-4A, Class A1, 3.351%, 11/25/2024, 144A(c)	4,987,211
17,531,812	Preston Ridge Partners Mortgage LLC, Series 2020-1A, Class A1, 2.981%, 2/25/2025, 144A(c)	17,468,531
7,212,000	Preston Ridge Partners Mortgage LLC, Series 2020-3, Class A1, 3.104%, 9/25/2025, 144A(c)	7,211,879
3,708,000	Progress Residential Trust, Series 2017-SFR2, Class E, 4.142%, 12/17/2034, 144A	3,724,514
1,332,000	Progress Residential Trust, Series 2018-SFR2, Class E, 4.656%, 8/17/2035, 144A	1,365,764
2,290,000	Progress Residential Trust, Series 2018-SFR3, Class D, 4.427%, 10/17/2035, 144A	2,360,131
2,530,000	Progress Residential Trust, Series 2018-SFR3, Class E, 4.873%, 10/17/2035, 144A	2,601,511
2,830,000	Progress Residential Trust, Series 2019-SFR1, Class D, 4.168%, 8/17/2035, 144A	2,910,816
4,732,000	Progress Residential Trust, Series 2019-SFR2, Class D, 3.794%, 5/17/2036, 144A	4,889,342
1,690,000	Progress Residential Trust, Series 2019-SFR2, Class E, 4.142%, 5/17/2036, 144A	1,739,881
3,860,000	Progress Residential Trust, Series 2019-SFR4, Class D, 3.136%, 10/17/2036, 144A	3,960,643
155,000	Progress Residential Trust, Series 2020-SFR2, Class C, 3.077%, 6/17/2037, 144A	160,430
1,818,000	Progress Residential Trust, Series 2020-SFR3, Class E, 2.296%, 10/17/2027, 144A	1,818,185
2,189,037	PRPM LLC, Series 2020-2, Class A1, 3.671%, 8/25/2025, 144A(c)	2,189,421
50,564	RCO V Mortgage LLC, Series 2019-1, Class A1, 3.721%, 5/24/2024, 144A(c)	50,961
3,751,000	RCO V Mortgage LLC, Series 2020-1, Class A1, 3.105%, 9/25/2025, 144A(c)	3,752,875
2,172,062	Sequoia Mortgage Trust, Series 2017-CH2, Class A1, 4.000%, 12/25/2047, 144A(c)	2,233,154

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Home Equity – continued
$ 3,962,944	Sequoia Mortgage Trust, Series 2019-CH2, Class A1, 4.500%, 8/25/2049, 144A(c)	$4,077,220
4,930,000	Towd Point Mortgage Trust, Series 2017-4, Class M2, 3.250%, 6/25/2057, 144A(c)	5,173,160
6,390,000	Towd Point Mortgage Trust, Series 2017-5, Class M2, 1-month LIBOR + 1.500%, 1.648%, 2/25/2057, 144A(d)	6,279,888
2,146,332	Towd Point Mortgage Trust, Series 2015-2, Class 1A13, 2.500%, 11/25/2060, 144A(c)	2,166,317
935,257	Towd Point Mortgage Trust, Series 2016-1, Class A1B, 2.750%, 2/25/2055, 144A(c)	949,387
1,775,000	Towd Point Mortgage Trust, Series 2018-4, Class A2, 3.000%, 6/25/2058, 144A(c)	1,870,923
1,943,340	Towd Point Mortgage Trust, Series 2018-5, Class M1, 3.250%, 7/25/2058, 144A(c)	1,979,153
17,610,000	Towd Point Mortgage Trust, Series 2019-2, Class M1, 3.750%, 12/25/2058, 144A(c)	18,936,116
9,650,777	Towd Point Mortgage Trust, Series 2019-4, Class A1, 2.900%, 10/25/2059, 144A(c)	10,224,143
3,325,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060, 144A(c)	3,479,213
3,950,000	Tricon American Homes, Series 2020-SFR1, Class D, 2.548%, 7/17/2038, 144A	4,022,277
2,575,000	Tricon American Homes Trust, Series 2019-SFR1, Class D, 3.198%, 3/17/2038, 144A	2,687,528
9,797,190	Vericrest Opportunity Loan Trust, Series 2019-NPL8, Class A1A, 3.278%, 11/25/2049, 144A(c)	9,806,030
9,791,512	Vericrest Opportunity Loan Trust, Series 2019-NPL5, Class A1A, 3.352%, 9/25/2049, 144A(c)	9,802,728
3,684,182	Vericrest Opportunity Loan Trust, Series 2019-NPL9, Class A1A, 3.327%, 11/26/2049, 144A(c)	3,693,368
7,625,660	Vericrest Opportunity Loan Trust, Series 2020-NPL1, Class A1A, 3.228%, 1/25/2050, 144A(c)	7,640,185
4,976,883	Vericrest Opportunity Loan Trust, Series 2020-NPL2, Class A1A, 2.981%, 2/25/2050, 144A(c)	4,976,883
245,189	Vericrest Opportunity Loan Trust, Series 2020-NPL3, Class A1A, 2.981%, 2/25/2050, 144A(c)	245,189

		318,136,305

	ABS Other – 2.9%
940,000	Dell Equipment Finance Trust, Series 2020-2, Class C, 1.370%, 1/22/2024, 144A	947,469
945,000	Dell Equipment Finance Trust, Series 2020-2, Class D, 1.920%, 3/23/2026, 144A	945,938
39,262,848	FAN Engine Securitization Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/2043, 144A(a)(b)(e)	21,594,566
12,067,388	Horizon Aircraft Finance I Ltd., Series 2018-1, Class A, 4.458%, 12/15/2038, 144A	11,399,893
2,847,595	Horizon Aircraft Finance II Ltd., Series 2019-1, Class A, 3.721%, 7/15/2039, 144A	2,658,778
1,975,000	HPEFS Equipment Trust, Series 2019-1A, Class C, 2.490%, 9/20/2029, 144A	2,018,318

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Other – continued
$ 3,645,000	HPEFS Equipment Trust, Series 2020-1A, Class D, 2.260%, 2/20/2030, 144A	$3,665,305
1,980,000	HPEFS Equipment Trust, Series 2020-2A, Class C, 2.000%, 7/22/2030, 144A	2,022,396
7,572,934	Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A, 4.250%, 12/15/2038, 144A	6,573,879
13,381,506	MAPS Ltd., Series 2018-1A, Class A, 4.212%, 5/15/2043, 144A	12,313,629
3,870,701	MAPS Ltd., Series 2019-1A, Class A, 4.458%, 3/15/2044, 144A	3,583,378
13,610,000	Mariner Finance Issuance Trust, Series 2018-AA, Class A, 4.200%, 11/20/2030, 144A	13,677,459
3,081,892	Marlette Funding Trust, Series 2019-4A, Class A, 2.390%, 12/17/2029, 144A	3,110,951
1,117,811	Marlette Funding Trust, Series 2019-1A, Class A, 3.440%, 4/16/2029, 144A	1,128,989
8,040,000	OneMain Financial Issuance Trust, Series 2019-1A, Class D, 4.220%, 2/14/2031, 144A	8,265,062
4,675,000	OneMain Financial Issuance Trust, Series 2020-1A, Class B, 4.830%, 5/14/2032, 144A	5,030,076
6,585,000	OneMain Financial Issuance Trust, Series 2020-2A, Class A, 1.750%, 9/14/2035, 144A	6,634,552
14,989,742	S-Jets Ltd., Series 2017-1, Class A, 3.967%, 8/15/2042, 144A	13,575,502
790,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A3, 28-day ARS, 3.652%, 9/15/2032(d)	775,150
1,195,000	SLM Private Credit Student Loan Trust, Series 2003-C, Class A4, 28-day ARS, 3.230%, 9/15/2032(d)	1,172,536
13,765,000	SoFi Consumer Loan Program Trust, Series 2019-1, Class C, 3.730%, 2/25/2028, 144A	14,046,714
3,659,000	SoFi Consumer Loan Program Trust, Series 2018-1, Class B, 3.650%, 2/25/2027, 144A	3,761,179
6,720,000	SoFi Consumer Loan Program Trust, Series 2018-4, Class C, 4.170%, 11/26/2027, 144A	6,883,916
6,805,000	SoFi Consumer Loan Program Trust, Series 2019-2, Class C, 3.460%, 4/25/2028, 144A	6,956,285
12,755,000	SoFi Consumer Loan Program Trust, Series 2019-3, Class C, 3.350%, 5/25/2028, 144A	13,147,395
7,370,000	SoFi Consumer Loan Program Trust, Series 2019-4, Class C, 2.840%, 8/25/2028, 144A	7,431,687

		173,321,002

	ABS Student Loan – 0.9%
8,015,799	ELFI Graduate Loan Program LLC, Series 2019-A, Class A, 2.540%, 3/25/2044, 144A	8,237,823
8,825,000	Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.400%, 11/25/2050, 144A	8,852,137
656,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 28-day ARS, 3.150%, 6/15/2032(d)	642,884
489,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A4, 28-day ARS, 3.170%, 6/15/2032(d)	479,223

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	ABS Student Loan – continued
$ 959,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 28-day ARS, 3.180%, 3/15/2033(d)	$939,723
651,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A4, 28-day ARS, 3.200%, 3/15/2033(d)	637,914
2,500,000	SMB Private Education Loan Trust, Series 2015-C, Class B, 3.500%, 9/15/2043, 144A	2,615,217
565,000	SMB Private Education Loan Trust, Series 2018-B, Class B, 4.000%, 7/15/2042, 144A	565,121
1,525,000	SMB Private Education Loan Trust, Series 2018-C, Class B, 4.000%, 11/17/2042, 144A	1,572,641
10,385,000	SMB Private Education Loan Trust, Series 2019-A, Class A2A, 3.440%, 7/15/2036, 144A	10,937,986
16,265,000	SMB Private Education Loan Trust, Series 2019-B, Class A2A, 2.840%, 6/15/2037, 144A	17,138,819

		52,619,488

	ABS Whole Business – 1.3%
10,082,550	Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.810%, 11/15/2048, 144A	10,490,685
3,595,000	Adams Outdoor Advertising LP, Series 2018-1, Class B, 5.653%, 11/15/2048, 144A	3,636,805
25,977,375	Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/2047, 144A	24,647,284
7,224,030	DB Master Finance LLC, Series 2019-1A, Class A23, 4.352%, 5/20/2049, 144A	7,860,828
2,549,895	Domino’s Pizza Master Issuer LLC, Series 2017-1A, Class A23, 4.118%, 7/25/2047, 144A	2,750,317
5,204,780	Domino’s Pizza Master Issuer LLC, Series 2018-1A, Class A2II, 4.328%, 7/25/2048, 144A	5,663,425
4,084,138	Domino’s Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/2049, 144A	4,341,152
739,413	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049, 144A	693,547
17,449,275	Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, 4.540%, 2/25/2044, 144A	18,803,273

		78,887,316

	Aerospace & Defense – 4.8%
13,620,000	BAE Systems PLC, 3.400%, 4/15/2030, 144A	15,221,869
3,780,000	Boeing Co. (The), 2.250%, 6/15/2026	3,679,366
4,874,000	Boeing Co. (The), 2.950%, 2/01/2030	4,717,196
655,000	Boeing Co. (The), 3.100%, 5/01/2026	653,389
3,225,000	Boeing Co. (The), 3.200%, 3/01/2029	3,176,118
2,036,000	Boeing Co. (The), 3.250%, 2/01/2035	1,913,775
9,088,000	Boeing Co. (The), 3.375%, 6/15/2046	7,788,844

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Aerospace & Defense – continued
$ 1,427,000	Boeing Co. (The), 3.500%, 3/01/2039	$1,296,301
850,000	Boeing Co. (The), 3.550%, 3/01/2038	774,298
3,564,000	Boeing Co. (The), 3.625%, 3/01/2048	3,132,053
2,111,000	Boeing Co. (The), 3.650%, 3/01/2047	1,863,869
14,352,000	Boeing Co. (The), 3.750%, 2/01/2050	13,096,344
1,932,000	Boeing Co. (The), 3.825%, 3/01/2059	1,702,898
3,241,000	Boeing Co. (The), 3.850%, 11/01/2048	2,969,824
7,330,000	Boeing Co. (The), 3.900%, 5/01/2049	6,755,955
4,795,000	Boeing Co. (The), 3.950%, 8/01/2059	4,340,737
8,060,000	Boeing Co. (The), 5.150%, 5/01/2030	9,059,510
5,676,000	Boeing Co. (The), 5.705%, 5/01/2040	6,691,563
37,793,000	Boeing Co. (The), 5.805%, 5/01/2050	45,721,220
8,696,000	Boeing Co. (The), 5.930%, 5/01/2060	10,762,512
4,910,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	4,713,600
5,385,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027	5,113,057
6,885,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025, 144A	7,565,202
4,245,000	Huntington Ingalls Industries, Inc., 4.200%, 5/01/2030, 144A	4,872,387
650,000	Leonardo U.S. Holdings, Inc., 7.375%, 7/15/2039	807,177
1,335,000	Spirit AeroSystems, Inc., 4.600%, 6/15/2028	1,095,501
29,075,000	Textron, Inc., 3.000%, 6/01/2030	30,623,385
78,795,000	Textron, Inc., 5.950%, 9/21/2021	81,803,394

		281,911,344

	Airlines – 0.9%
2,610,811	Air Canada Pass Through Trust, Series 2013-1, Class B, 5.375%, 11/15/2022, 144A	2,346,310
7,001,850	American Airlines Pass Through Certificates, Series 2016-1, Class B, 5.250%, 7/15/2025	4,836,797
13,114,780	American Airlines Pass Through Certificates, Series 2016-3, Class A, 3.250%, 4/15/2030	10,239,484

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Airlines – continued
$ 1,597,035	American Airlines Pass Through Certificates, Series 2016-3, Class B, 3.750%, 4/15/2027	$1,107,719
5,519,963	American Airlines Pass Through Certificates, Series 2017-2, Class A, 3.600%, 4/15/2031	4,500,551
3,557,335	American Airlines Pass Through Certificates, Series 2017-2, Class B, 3.700%, 4/15/2027	2,263,082
1,791,550	American Airlines Pass Through Trust, Series 2015-2, Class B, 4.400%, 3/22/2025	1,270,048
21,871,211	American Airlines Pass Through Trust, Series 2019-1, Class B, 3.850%, 8/15/2029	14,285,400
6,708,517	British Airways Pass Through Trust, Series 2019-1, Class A, 3.350%, 12/15/2030, 144A	5,529,830
324,173	Continental Airlines Pass Through Certificates, Series 2001-1, Class A-1, 6.703%, 12/15/2022	310,626
924,352	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.821%, 2/10/2024	920,950
3,959,577	Delta Air Lines Pass Through Trust, Series 2007-1, Class B, 8.021%, 2/10/2024	3,724,945
2,583,954	United Airlines Pass Through Trust, Series 2018-1, Class A, 3.700%, 9/01/2031	2,140,437

		53,476,179

	Automotive – 2.5%
18,836,000	Cummins, Inc., 5.650%, 3/01/2098	22,834,129
5,274,000	Cummins, Inc., 6.750%, 2/15/2027	6,783,468
8,176,000	General Motors Co., 5.200%, 4/01/2045	8,806,900
27,915,000	General Motors Co., 5.400%, 4/01/2048	30,892,462
625,000	General Motors Co., 5.950%, 4/01/2049	732,335
13,500,000	General Motors Co., 6.250%, 10/02/2043	15,998,358
50,000	General Motors Co., 6.750%, 4/01/2046	61,549
38,060,000	Toyota Motor Credit Corp., MTN, 2.650%, 4/12/2022	39,366,076
4,750,000	Volkswagen Group of America Finance LLC, 2.500%, 9/24/2021, 144A	4,838,138
12,005,000	Volkswagen Group of America Finance LLC, 2.700%, 9/26/2022, 144A	12,444,975
2,895,000	Volkswagen Group of America Finance LLC, 3.350%, 5/13/2025, 144A	3,161,184

		145,919,574

	Banking – 8.2%
300,000	Ally Financial, Inc., 3.875%, 5/21/2024	319,708
39,613,000	Ally Financial, Inc., 4.625%, 3/30/2025	43,512,763

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$ 2,835,000	Ally Financial, Inc., 5.750%, 11/20/2025	$3,178,560
1,468,000	Ally Financial, Inc., 8.000%, 11/01/2031	1,954,922
10,155,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 4/17/2025, 144A	11,302,515
49,304,000	Bank of America Corp., (fixed rate to 12/20/2027, variable rate thereafter), 3.419%, 12/20/2028	54,864,289
100,000	Bank of America Corp., MTN, 4.250%, 10/22/2026	115,793
25,627,000	Bank of America Corp., Series L, MTN, 4.183%, 11/25/2027	29,361,312
4,287,000	Barclays PLC, (fixed rate to 6/20/2029, variable rate thereafter), 5.088%, 6/20/2030	4,802,138
18,255,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	18,040,321
3,335,000	BBVA Bancomer S.A., 1.875%, 9/18/2025, 144A	3,258,295
22,500,000	BNP Paribas S.A., (fixed rate to 3/01/2028, variable rate thereafter), 4.375%, 3/01/2033, 144A	25,066,517
460,000	Capital One Financial Corp., 4.200%, 10/29/2025	510,614
1,230,000	Citigroup, Inc., 4.125%, 7/25/2028	1,416,731
7,155,000	Credit Agricole S.A., (fixed rate to 1/10/2028, variable rate thereafter), 4.000%, 1/10/2033, 144A	7,848,176
14,200,000	Danske Bank A/S, 5.375%, 1/12/2024, 144A	15,972,216
3,390,000	Danske Bank A/S, (fixed rate to 12/20/2024, variable rate thereafter), 3.244%, 12/20/2025, 144A	3,597,807
13,075,000	Danske Bank A/S, (fixed rate to 9/20/2021, variable rate thereafter), 3.001%, 9/20/2022, 144A	13,323,161
2,640,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	2,513,993
9,260,000	Deutsche Bank AG, (fixed rate to 9/18/2023, variable rate thereafter), 2.222%, 9/18/2024	9,324,357
6,235,000	Deutsche Bank AG, (fixed rate to 9/18/2030, variable rate thereafter), 3.547%, 9/18/2031	6,300,084
70,245,000	JPMorgan Chase & Co., 4.125%, 12/15/2026	81,618,843
28,715,000	JPMorgan Chase & Co., (fixed rate to 3/24/2030, variable rate thereafter), 4.493%, 3/24/2031	35,042,134
100,000	KeyBank NA, 6.950%, 2/01/2028	129,544
5,900,000	Morgan Stanley, 5.750%, 1/25/2021	6,000,816
1,845,000	Morgan Stanley, GMTN, 4.350%, 9/08/2026	2,135,589
20,695,000	Morgan Stanley, MTN, 4.100%, 5/22/2023	22,416,210
15,160,000	Santander Holdings USA, Inc., 3.244%, 10/05/2026	16,222,412

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Banking – continued
$ 20,295,000	Societe Generale S.A., 4.250%, 4/14/2025, 144A	$21,647,459
21,340,000	Standard Chartered PLC, 3-month LIBOR + 1.150%, 1.422%, 1/20/2023, 144A(d)	21,400,606
7,090,000	Standard Chartered PLC, (fixed rate to 4/01/2030, variable rate thereafter), 4.644%, 4/01/2031, 144A	8,161,170
7,580,000	Synchrony Financial, 2.850%, 7/25/2022	7,800,943
3,865,000	Synchrony Financial, 4.375%, 3/19/2024	4,182,110

		483,342,108

	Brokerage – 0.6%
19,498,000	Jefferies Group LLC, 6.250%, 1/15/2036	24,163,312
8,760,000	Jefferies Group LLC, 6.450%, 6/08/2027	10,679,495

		34,842,807

	Building Materials – 1.1%
835,000	CEMEX Finance LLC, 6.000%, 4/01/2024, 144A	853,203
16,180,000	Cemex SAB de CV, 5.200%, 9/17/2030, 144A	16,259,282
5,955,000	Cemex SAB de CV, 5.450%, 11/19/2029, 144A	6,021,994
1,665,000	Cemex SAB de CV, 5.700%, 1/11/2025, 144A	1,699,906
460,000	Cemex SAB de CV, 7.750%, 4/16/2026, 144A	484,725
3,285,000	Ferguson Finance PLC, 3.250%, 6/02/2030, 144A	3,570,481
23,975,000	Owens Corning, 7.000%, 12/01/2036	31,961,412
2,655,000	Vulcan Materials Co., 3.500%, 6/01/2030	2,973,391

		63,824,394

	Cable Satellite – 2.4%
9,425,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 2/01/2031, 144A	9,741,774
2,826,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 8/15/2030, 144A	2,967,427
315,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.500%, 5/01/2032, 144A	328,781
550,000	CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 6/01/2029, 144A	596,063
30,810,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.800%, 3/01/2050	35,035,087

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Cable Satellite – continued
$ 6,695,000	Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.750%, 4/01/2048	$8,352,595
10,320,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A	12,462,428
5,820,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A	7,204,157
240,000	CSC Holdings LLC, 5.750%, 1/15/2030, 144A	255,000
2,360,000	CSC Holdings LLC, 6.500%, 2/01/2029, 144A	2,616,650
470,000	Sirius XM Radio, Inc., 4.625%, 7/15/2024, 144A	486,156
2,416,000	Sirius XM Radio, Inc., 5.000%, 8/01/2027, 144A	2,518,680
865,000	Sirius XM Radio, Inc., 5.375%, 7/15/2026, 144A	900,206
200,000	Sirius XM Radio, Inc., 5.500%, 7/01/2029, 144A	214,500
13,630,000	Time Warner Cable LLC, 4.125%, 2/15/2021	13,683,235
17,891,000	Time Warner Cable LLC, 4.500%, 9/15/2042	19,434,362
15,815,000	Time Warner Cable LLC, 5.500%, 9/01/2041	19,158,094
800,000	Videotron Ltd., 5.000%, 7/15/2022	835,000
2,185,000	Virgin Media Secured Finance PLC, 5.500%, 8/15/2026, 144A	2,277,862
1,600,000	Ziggo BV, 5.500%, 1/15/2027, 144A	1,676,000

		140,744,057

	Chemicals – 1.1%
6,990,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030, 144A	6,526,913
27,205,000	CF Industries, Inc., 4.500%, 12/01/2026, 144A	31,568,881
3,740,000	FMC Corp., 3.450%, 10/01/2029	4,165,231
2,075,000	FMC Corp., 4.500%, 10/01/2049	2,579,702
8,145,000	LYB International Finance III LLC, 4.200%, 10/15/2049	8,970,275
11,480,000	Nutrition & Biosciences, Inc., 2.300%, 11/01/2030, 144A	11,576,628

		65,387,630

	Consumer Cyclical Services – 1.8%
20,300,000	Amazon.com, Inc., 2.500%, 6/03/2050	20,706,393

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Consumer Cyclical Services – continued
$ 9,850,000	Booking Holdings, Inc., 4.500%, 4/13/2027	$11,565,313
16,000,000	Booking Holdings, Inc., 4.625%, 4/13/2030	19,222,294
1,205,000	eBay, Inc., 4.000%, 7/15/2042	1,346,714
22,736,000	Expedia Group, Inc., 3.250%, 2/15/2030	21,906,374
9,925,000	Expedia Group, Inc., 4.625%, 8/01/2027, 144A	10,415,493
5,385,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	5,939,165
2,755,000	Expedia Group, Inc., 7.000%, 5/01/2025, 144A	2,979,718
4,402,000	IHS Markit Ltd., 4.250%, 5/01/2029	5,106,672
6,030,000	Uber Technologies, Inc., 6.250%, 1/15/2028, 144A	6,194,016

		105,382,152

	Consumer Products – 0.2%
7,458,000	Hasbro, Inc., 6.600%, 7/15/2028	8,807,326
4,580,000	Kimberly-Clark de Mexico SAB de CV, 2.431%, 7/01/2031, 144A	4,661,387

		13,468,713

	Diversified Manufacturing – 0.5%
13,920,000	Carrier Global Corp., 2.722%, 2/15/2030, 144A	14,560,823
1,705,000	Carrier Global Corp., 3.577%, 4/05/2050, 144A	1,811,274
6,010,000	General Electric Co., 3.625%, 5/01/2030	6,224,037
2,865,000	General Electric Co., 4.350%, 5/01/2050	2,921,185
5,305,000	General Electric Co., Series A, MTN, 3-month LIBOR + 0.300%, 0.575%, 5/13/2024(d)	5,079,553

		30,596,872

	Electric – 2.6%
3,695,000	AES Corp. (The), 3.950%, 7/15/2030, 144A	4,082,827
1,850,000	AES Corp. (The), 5.125%, 9/01/2027	1,970,435
585,000	AES Corp. (The), 5.500%, 4/15/2025	603,053
200,000	AES Corp. (The), 6.000%, 5/15/2026	210,085
18,590,691	Alta Wind Holdings LLC, 7.000%, 6/30/2035, 144A	22,593,079

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Electric – continued
$ 13,025,000	Enel Finance International NV, 6.000%, 10/07/2039, 144A	$17,706,832
9,007,000	Enel Finance International NV, 6.800%, 9/15/2037, 144A	12,684,240
21,030,000	FirstEnergy Corp., Series C, 3.400%, 3/01/2050	20,400,729
2,355,000	IPALCO Enterprises, Inc., 4.250%, 5/01/2030, 144A	2,664,572
9,641,000	NRG Energy, Inc., 4.450%, 6/15/2029, 144A	10,622,939
1,435,000	NRG Energy, Inc., 5.250%, 6/15/2029, 144A	1,560,563
4,437,000	NRG Energy, Inc., 5.750%, 1/15/2028	4,786,414
8,915,000	Pacific Gas & Electric Co., 3.500%, 8/01/2050	8,037,951
40,595,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	42,692,277
1,060,000	Vistra Operations Co. LLC, 4.300%, 7/15/2029, 144A	1,157,013

		151,773,009

	Finance Companies – 1.7%
1,245,000	Air Lease Corp., 2.250%, 1/15/2023	1,252,899
2,235,000	Air Lease Corp., 3.250%, 10/01/2029	2,120,053
10,270,000	Air Lease Corp., 3.375%, 7/01/2025	10,494,502
345,000	Air Lease Corp., 4.625%, 10/01/2028	356,570
8,426,000	Air Lease Corp., MTN, 3.000%, 2/01/2030	7,846,654
12,430,000	Aircastle Ltd., 4.125%, 5/01/2024	12,251,090
8,070,000	Aircastle Ltd., 4.400%, 9/25/2023	7,983,247
8,160,000	Aircastle Ltd., 5.000%, 4/01/2023	8,178,386
6,700,000	Antares Holdings LP, 6.000%, 8/15/2023, 144A	6,775,423
7,510,000	Aviation Capital Group LLC, 5.500%, 12/15/2024, 144A	7,748,333
9,530,000	GE Capital Funding LLC, 4.400%, 5/15/2030, 144A	10,234,351
3,460,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	3,652,233
3,425,000	Navient Corp., 5.000%, 3/15/2027	3,216,178
50,000	Navient Corp., 5.875%, 10/25/2024	49,719

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Finance Companies – continued
$ 35,000	Navient Corp., 6.500%, 6/15/2022	$35,700
145,000	Navient Corp., 6.750%, 6/15/2026	144,638
370,000	Navient Corp., 7.250%, 9/25/2023	382,025
20,000	Navient Corp., MTN, 6.125%, 3/25/2024	20,150
165,000	Navient Corp., MTN, 7.250%, 1/25/2022	169,125
7,805,000	Quicken Loans LLC, 5.250%, 1/15/2028, 144A	8,223,816
2,980,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/01/2029, 144A	2,953,925
2,975,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.875%, 3/01/2031, 144A	2,937,812

		97,026,829

	Financial Other – 0.1%
2,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.750%, 9/15/2024	2,445,187
3,182,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.250%, 5/15/2027	3,315,008

		5,760,195

	Food & Beverage – 2.9%
2,040,000	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/01/2046	2,515,380
14,470,000	Anheuser-Busch InBev Worldwide, Inc., 4.500%, 6/01/2050	17,343,107
6,002,000	Anheuser-Busch InBev Worldwide, Inc., 4.600%, 4/15/2048	7,157,058
15,285,000	Fomento Economico Mexicano SAB de CV, 3.500%, 1/16/2050	16,259,541
8,595,000	JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	8,859,726
4,910,000	JBS USA LUX S.A./JBS USA Finance, Inc., 6.750%, 2/15/2028, 144A	5,339,232
10,660,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.500%, 1/15/2030, 144A	11,603,090
6,470,000	NBM U.S Holdings, Inc., 7.000%, 5/14/2026, 144A	6,848,431
37,255,000	Nestle Holdings, Inc., 0.375%, 1/15/2024, 144A	37,107,834
9,535,000	PepsiCo, Inc., 1.700%, 10/06/2021	9,651,957
45,980,000	PepsiCo, Inc., 2.000%, 4/15/2021	46,340,003
1,920,000	Smithfield Foods, Inc., 3.000%, 10/15/2030, 144A	1,924,147

		170,949,506

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Government Owned - No Guarantee – 0.2%
$ 4,000,000	Empresa de los Ferrocarriles del Estado, 3.068%, 8/18/2050, 144A	$3,920,000
8,080,000	Equinor ASA, 3.700%, 4/06/2050	9,268,993

		13,188,993

	Government Sponsored – 0.1%
6,130,000	Petrobras Global Finance BV, 6.900%, 3/19/2049	6,850,275

	Health Insurance – 0.0%
565,000	Centene Corp., 4.625%, 12/15/2029	609,443

	Healthcare – 1.9%
19,420,000	Cigna Corp., 4.375%, 10/15/2028	23,101,209
1,261,000	Cigna Corp., 7.875%, 5/15/2027	1,712,314
7,210,000	CVS Health Corp., 3.250%, 8/15/2029	7,931,060
3,306,000	CVS Health Corp., 4.100%, 3/25/2025	3,734,557
685,000	Encompass Health Corp., 4.750%, 2/01/2030	694,960
8,810,000	HCA, Inc., 4.125%, 6/15/2029	9,964,550
16,050,000	HCA, Inc., 4.500%, 2/15/2027	18,027,252
22,730,000	HCA, Inc., 5.250%, 6/15/2049	27,824,725
4,806,000	HCA, Inc., 7.050%, 12/01/2027	5,611,005
1,592,000	HCA, Inc., 7.500%, 11/06/2033	2,117,360
1,295,000	HCA, Inc., 7.690%, 6/15/2025	1,521,625
2,480,000	HCA, Inc., MTN, 7.580%, 9/15/2025	2,957,400
3,068,000	HCA, Inc., MTN, 7.750%, 7/15/2036	3,911,700

		109,109,717

	Home Construction – 0.1%
2,450,000	Lennar Corp., 4.750%, 11/29/2027	2,797,288
560,000	Lennar Corp., 4.875%, 12/15/2023	602,700
55,000	Lennar Corp., 5.000%, 6/15/2027	62,150

		3,462,138

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Independent Energy – 1.5%
$ 3,195,000	Aker BP ASA, 3.000%, 1/15/2025, 144A	$3,204,866
9,925,000	Aker BP ASA, 3.750%, 1/15/2030, 144A	9,625,388
14,560,000	Aker BP ASA, 4.000%, 1/15/2031, 144A	14,319,385
9,310,000	Continental Resources, Inc., 3.800%, 6/01/2024	8,588,475
19,490,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	18,894,085
10,475,000	Hess Corp., 4.300%, 4/01/2027	10,940,903
4,675,000	Leviathan Bond Ltd., 6.125%, 6/30/2025, 144A	4,829,182
13,690,000	Newfield Exploration Co., 5.625%, 7/01/2024	13,279,995
6,090,000	Occidental Petroleum Corp., 5.550%, 3/15/2026	5,516,992

		89,199,271

	Integrated Energy – 0.9%
52,303,000	Shell International Finance BV, 1.875%, 5/10/2021	52,808,319

	Life Insurance – 3.2%
5,653,000	American International Group, Inc., 4.200%, 4/01/2028	6,555,793
1,475,000	American International Group, Inc., 4.875%, 6/01/2022	1,581,119
8,255,000	CNO Financial Group, Inc., 5.250%, 5/30/2029	9,546,660
19,600,000	Fidelity & Guaranty Life Holdings, Inc., 5.500%, 5/01/2025, 144A	21,976,500
15,000,000	Global Atlantic Fin Co., 8.625%, 4/15/2021, 144A	15,482,734
2,565,000	Massachusetts Mutual Life Insurance Co., 3.375%, 4/15/2050, 144A	2,618,587
5,895,000	Metropolitan Life Global Funding I, 3-month LIBOR + 0.230%, 0.507%, 1/08/2021, 144A(d)	5,898,314
30,030,000	Metropolitan Life Global Funding I, 3.375%, 1/11/2022, 144A	31,159,295
9,063,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036, 144A	11,707,874
26,914,000	National Life Insurance Co., 10.500%, 9/15/2039, 144A(a)(b)	43,363,299
5,760,000	New York Life Insurance Co., 3.750%, 5/15/2050, 144A	6,493,950
6,440,000	NLV Financial Corp., 7.500%, 8/15/2033, 144A(a)(b)	8,473,494
2,872,000	Penn Mutual Life Insurance Co. (The), 6.650%, 6/15/2034, 144A	3,754,894

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Life Insurance – continued
$ 14,489,000	Penn Mutual Life Insurance Co. (The), 7.625%, 6/15/2040, 144A(a)(b)	$20,683,577

		189,296,090

	Local Authorities – 0.2%
14,455,000	Province of Quebec Canada, 0.600%, 7/23/2025	14,481,088

	Lodging – 0.0%
1,795,000	Marriott International, Inc., 4.625%, 6/15/2030	1,922,350

	Media Entertainment – 1.2%
23,830,000	Discovery Communications LLC, 4.650%, 5/15/2050	27,316,655
3,225,000	iHeartCommunications, Inc., 5.250%, 8/15/2027, 144A	3,144,375
1,530,000	iHeartCommunications, Inc., 6.375%, 5/01/2026	1,593,916
4,640,000	iHeartCommunications, Inc., 8.375%, 5/01/2027	4,570,400
245,000	Netflix, Inc., 4.875%, 4/15/2028	273,787
2,625,000	Netflix, Inc., 4.875%, 6/15/2030, 144A	2,992,500
870,000	Netflix, Inc., 5.375%, 11/15/2029, 144A	1,025,425
2,700,000	ViacomCBS, Inc., 4.200%, 6/01/2029	3,122,931
3,010,000	ViacomCBS, Inc., 4.200%, 5/19/2032	3,444,510
18,215,000	ViacomCBS, Inc., 4.950%, 1/15/2031	21,902,777

		69,387,276

	Metals & Mining – 4.0%
550,000	Anglo American Capital PLC, 2.625%, 9/10/2030, 144A	548,504
6,260,000	Anglo American Capital PLC, 4.000%, 9/11/2027, 144A	6,911,094
34,334,000	Anglo American Capital PLC, 4.500%, 3/15/2028, 144A	39,276,387
8,785,000	Anglo American Capital PLC, 4.750%, 4/10/2027, 144A	10,093,806
46,515,000	ArcelorMittal S.A., 7.000%, 3/01/2041	57,446,025
18,235,000	ArcelorMittal S.A., 7.250%, 10/15/2039	23,015,322
5,890,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027, 144A	5,676,487
2,930,000	Freeport-McMoRan, Inc., 4.375%, 8/01/2028	3,029,488

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Metals & Mining – continued
$ 1,975,000	Freeport-McMoRan, Inc., 4.625%, 8/01/2030	$2,076,614
7,688,000	Glencore Funding LLC, 3.875%, 10/27/2027, 144A	8,397,602
39,092,000	Glencore Funding LLC, 4.000%, 3/27/2027, 144A	42,687,904
11,700,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	12,678,005
4,280,000	Newcrest Finance Pty Ltd., 3.250%, 5/13/2030, 144A	4,668,612
1,855,000	Reliance Steel & Aluminum Co., 2.150%, 8/15/2030	1,815,022
395,000	Steel Dynamics, Inc., 3.250%, 1/15/2031	422,655
14,125,000	Steel Dynamics, Inc., 3.450%, 4/15/2030	15,573,436

		234,316,963

	Midstream – 2.5%
22,495,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029, 144A	23,380,924
650,000	DCP Midstream Operating LP, 6.450%, 11/03/2036, 144A	622,882
7,000,000	Energy Transfer Operating LP, 4.950%, 6/15/2028	7,417,340
36,405,000	Energy Transfer Operating LP, 5.250%, 4/15/2029	39,084,659
13,950,000	EnLink Midstream Partners LP, 5.450%, 6/01/2047	8,788,500
7,695,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044	4,944,037
1,435,000	Gray Oak Pipeline LLC, 3.450%, 10/15/2027, 144A	1,466,204
14,660,000	Kinder Morgan Energy Partners LP, 3.500%, 9/01/2023	15,633,764
85,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042	94,393
7,461,000	Kinder Morgan Energy Partners LP, 5.800%, 3/01/2021	7,623,502
375,000	Kinder Morgan, Inc., 5.050%, 2/15/2046	423,367
14,040,000	MPLX LP, 4.250%, 12/01/2027	15,735,936
85,000	NGPL PipeCo LLC, 7.768%, 12/15/2037, 144A	108,197
225,000	Plains All American Pipeline LP/PAA Finance Corp., 2.850%, 1/31/2023	228,844
12,445,000	Sabine Pass Liquefaction LLC, 4.500%, 5/15/2030, 144A	14,018,690
8,405,000	Williams Cos., Inc. (The), 3.350%, 8/15/2022	8,719,209

		148,290,448

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Mortgage Related – 0.0%
$ 1,294	FNMA, 6.000%, 7/01/2029	$1,467

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
405,000	Commercial Mortgage Trust, Series 2012-LC4, Class C, 5.615%, 12/10/2044(c)	328,696
3,205,000	Credit Suisse Commercial Mortgage Securities Corp., Series 2019-SKLZ, Class D, 1-month LIBOR + 3.600%, 3.752%, 1/15/2034, 144A(d)	2,987,920
12,790,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037, 144A(a)(b)	9,725,048
5,095,000	DBUBS Mortgage Trust, Series 2017-BRBK, Class D, 3.648%, 10/10/2034, 144A(c)	5,257,980
9,406,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class D, 3.668%, 3/05/2033, 144A(c)	7,456,923
3,456,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.661%, 6/15/2044, 144A(c)	1,990,288
6,706,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E, 5.046%, 5/10/2063, 144A(a)(b)(c)	2,726,419
3,557,000	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.856%, 2/15/2044, 144A(c)	3,527,855
2,125,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.853%, 3/15/2044, 144A(c)	1,319,546
1,746,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class C, 4.965%, 6/15/2045(c)	1,273,986
865,000	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E, 4.965%, 6/15/2045, 144A(c)	333,438

		36,928,099

	Paper – 0.4%
16,595,000	Weyerhaeuser Co., 4.000%, 4/15/2030	19,621,326
2,745,000	WRKCo, Inc., 3.000%, 6/15/2033	2,985,995

		22,607,321

	Pharmaceuticals – 1.4%
8,370,000	Merck & Co., Inc., 2.450%, 6/24/2050	8,401,769
12,646,000	Mylan NV, 5.250%, 6/15/2046	15,695,003
2,459,000	Mylan, Inc., 5.200%, 4/15/2048	3,040,490
9,724,000	Mylan, Inc., 5.400%, 11/29/2043	12,218,696
3,100,000	Perrigo Finance UnLtd. Co., 3.150%, 6/15/2030	3,200,966
9,335,000	Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 7/21/2023	8,922,020
15,105,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	13,325,782
4,475,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	3,721,857

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Pharmaceuticals – continued
$ 11,805,000	Upjohn, Inc., 4.000%, 6/22/2050, 144A	$12,599,321

		81,125,904

	Property & Casualty Insurance – 0.4%
16,635,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	17,992,056
2,740,000	Fidelity National Financial, Inc., 5.500%, 9/01/2022	2,973,847
3,159,000	Sirius International Group Ltd., 4.600%, 11/01/2026, 144A	3,047,519
1,605,000	Travelers Cos., Inc. (The), 2.550%, 4/27/2050	1,575,081

		25,588,503

	REITs - Health Care – 0.1%
5,972,000	Welltower, Inc., 6.500%, 3/15/2041	7,865,175

	REITs - Mortgage – 0.3%
12,311,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	10,649,015
8,565,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.250%, 3/15/2022, 144A	8,396,269

		19,045,284

	REITs - Regional Malls – 0.2%
6,815,000	Simon Property Group LP, 2.650%, 7/15/2030	6,867,426
4,945,000	Simon Property Group LP, 3.800%, 7/15/2050	5,020,712

		11,888,138

	REITs - Shopping Centers – 0.0%
2,280,000	Brixmor Operating Partnership LP, 4.050%, 7/01/2030	2,438,664

	Restaurants – 0.1%
2,375,000	Yum! Brands, Inc., 4.750%, 1/15/2030, 144A	2,565,000
1,890,000	Yum! Brands, Inc., 7.750%, 4/01/2025, 144A	2,096,105

		4,661,105

	Retailers – 1.1%
1,960,000	AutoNation, Inc., 4.750%, 6/01/2030	2,309,301
9,720,000	AutoZone, Inc., 3.625%, 4/15/2025	10,838,740
14,585,000	AutoZone, Inc., 4.000%, 4/15/2030	17,298,459

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Retailers – continued
$ 376,017	CVS Pass-Through Trust, 5.773%, 1/10/2033, 144A	$430,464
401,894	CVS Pass-Through Trust, 6.036%, 12/10/2028	457,536
11,267,542	CVS Pass-Through Trust, Series 2013, 4.704%, 1/10/2036, 144A	12,173,227
1,181,511	CVS Pass-Through Trust, Series 2014, 4.163%, 8/11/2036, 144A	1,239,700
5,620,000	Dollar General Corp., 3.500%, 4/03/2030	6,396,456
8,064,000	Marks & Spencer PLC, 7.125%, 12/01/2037, 144A	8,574,451
3,755,000	PVH Corp., 7.750%, 11/15/2023	4,308,787

		64,027,121

	Supermarkets – 0.0%
325,000	Koninklijke Ahold Delhaize NV, 5.700%, 10/01/2040	461,851

	Supranational – 1.0%
58,600,000	European Investment Bank, 0.250%, 9/15/2023	58,577,268

	Technology – 5.1%
27,985,000	Avnet, Inc., 4.625%, 4/15/2026	31,301,074
1,300,000	Broadcom Corp./Broadcom Cayman Finance Ltd., 3.500%, 1/15/2028	1,404,598
10,158,000	Broadcom, Inc., 4.150%, 11/15/2030	11,410,926
17,895,000	Broadcom, Inc., 4.300%, 11/15/2032	20,443,087
31,450,000	Broadcom, Inc., 4.750%, 4/15/2029	36,641,006
12,400,000	Broadcom, Inc., 5.000%, 4/15/2030	14,627,006
1,025,000	CommScope Technologies LLC, 5.000%, 3/15/2027, 144A	984,000
3,900,000	CommScope, Inc., 6.000%, 3/01/2026, 144A	4,065,750
3,950,000	CommScope, Inc., 7.125%, 7/01/2028, 144A	4,058,625
13,560,000	Equifax, Inc., 3.600%, 8/15/2021	13,920,001
10,115,000	Equinix, Inc., 2.150%, 7/15/2030	10,240,174
17,195,000	Equinix, Inc., 3.200%, 11/18/2029	18,950,306
4,610,000	Jabil, Inc., 3.000%, 1/15/2031	4,706,638
7,440,000	Jabil, Inc., 4.700%, 9/15/2022	7,976,516

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Technology – continued
$ 16,735,000	KLA Corp., 5.650%, 11/01/2034	$22,359,275
25,254,000	Micron Technology, Inc., 4.663%, 2/15/2030	29,658,500
10,622,000	Micron Technology, Inc., 5.327%, 2/06/2029	12,774,590
3,980,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	4,301,560
2,225,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.400%, 5/01/2030, 144A	2,435,727
1,055,000	Open Text Corp., 3.875%, 2/15/2028, 144A	1,065,075
1,015,000	Open Text Holdings, Inc., 4.125%, 2/15/2030, 144A	1,043,867
25,480,000	Oracle Corp., 3.600%, 4/01/2050	28,720,272
2,675,000	Seagate HDD Cayman, 4.125%, 1/15/2031, 144A	2,886,839
970,000	SS&C Technologies, Inc., 5.500%, 9/30/2027, 144A	1,030,838
9,135,000	Verisk Analytics, Inc., 4.125%, 3/15/2029	10,772,830

		297,779,080

	Transportation Services – 0.2%
9,670,000	Adani Ports & Special Economic Zone Ltd., 4.200%, 8/04/2027, 144A	9,707,362

	Treasuries – 14.1%
29,160,000	U.S. Treasury Bond, 1.250%, 5/15/2050	27,720,225
27,405,000	U.S. Treasury Bond, 2.000%, 2/15/2050	31,091,829
6,475,000	U.S. Treasury Bond, 3.000%, 8/15/2048	8,845,710
267,555,000	U.S. Treasury Note, 0.125%, 4/30/2022	267,565,451
173,275,000	U.S. Treasury Note, 0.125%, 6/30/2022	173,275,000
209,930,000	U.S. Treasury Note, 0.375%, 3/31/2022	210,692,636
42,565,000	U.S. Treasury Note, 1.375%, 1/31/2022	43,271,645
67,000,000	U.S. Treasury Note, 1.500%, 11/30/2021	68,052,109

		830,514,605

	Wireless – 1.8%
21,805,000	American Tower Corp., 2.100%, 6/15/2030	21,946,286
2,295,000	Crown Castle International Corp., 2.250%, 1/15/2031	2,319,650

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Non-Convertible Bonds – continued
	Wireless – continued
$ 3,725,000	Crown Castle International Corp., 3.300%, 7/01/2030	$4,073,558
22,660,000	Crown Castle International Corp., 3.650%, 9/01/2027	25,355,978
6,615,000	Crown Castle International Corp., 4.000%, 3/01/2027	7,516,421
730,000	Crown Castle International Corp., 4.150%, 7/01/2050	838,427
610,000	Sprint Capital Corp., 6.875%, 11/15/2028	762,500
1,545,000	Sprint Corp., 7.250%, 9/15/2021	1,616,456
36,385,000	T-Mobile USA, Inc., 3.875%, 4/15/2030, 144A	41,283,149
980,000	T-Mobile USA, Inc., 4.500%, 2/01/2026	1,009,792

		106,722,217

	Wirelines – 2.3%
9,487,000	AT&T, Inc., 3.500%, 9/15/2053, 144A	9,172,260
364,000	AT&T, Inc., 3.550%, 9/15/2055, 144A	352,779
20,495,000	AT&T, Inc., 3.650%, 6/01/2051	20,672,289
515,000	AT&T, Inc., 3.650%, 9/15/2059, 144A	505,910
61,415,000	AT&T, Inc., 4.300%, 2/15/2030	72,797,058
113,000	AT&T, Inc., 4.350%, 6/15/2045	126,607
2,656,000	AT&T, Inc., 4.500%, 3/09/2048	3,048,065
857,000	Level 3 Financing, Inc., 4.625%, 9/15/2027, 144A	880,567
20,585,000	Telefonica Emisiones S.A., 5.520%, 3/01/2049	25,654,674

		133,210,209

	Total Non-Convertible Bonds (Identified Cost $5,163,937,706)	5,511,337,483

Convertible Bonds – 0.8%
	Cable Satellite – 0.3%
9,050,000	DISH Network Corp., 2.375%, 3/15/2024	8,144,545
11,855,000	DISH Network Corp., 3.375%, 8/15/2026	10,882,849

		19,027,394

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Convertible Bonds – continued
	Diversified Manufacturing – 0.1%
$ 5,165,000	Greenbrier Cos., Inc. (The), 2.875%, 2/01/2024	$4,724,642

	Electric – 0.1%
4,030,000	NRG Energy, Inc., 2.750%, 6/01/2048	4,174,016

	Energy – 0.0%
6,390,000	Chesapeake Energy Corp., 5.500%, 9/15/2026(a)(b)(f)	214,065

	Pharmaceuticals – 0.3%
6,350,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	6,663,391
10,795,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027, 144A	10,557,416

		17,220,807

	Total Convertible Bonds (Identified Cost $52,101,267)	45,360,924

Municipals – 0.1%
	Michigan – 0.0%
1,515,000	Michigan Tobacco Settlement Finance Authority, Series A, 7.309%, 6/01/2034	1,547,270

	Virginia – 0.1%
7,515,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/01/2046	7,756,457

	Total Municipals (Identified Cost $8,767,940)	9,303,727

	Total Bonds and Notes (Identified Cost $5,224,806,913)	5,566,002,134

Collateralized Loan Obligations – 2.5%
4,650,000	Allegro CLO VIII Ltd., Series 2018-2A, Class B1, 3-month LIBOR + 1.670%, 1.945%, 7/15/2031, 144A(d)	4,539,332
4,075,000	Ares XXXVII CLO Ltd., Series 2015-4A, Class A3R, 3-month LIBOR + 1.500%, 1.775%, 10/15/2030, 144A(d)	3,963,742
2,872,200	Atrium XII, Series 12A, Class AR, 3-month LIBOR + 0.830%, 1.088%, 4/22/2027, 144A(d)	2,845,434
75,609	Avery Point IV CLO Ltd., Series 2014-1A, Class AR, 3-month LIBOR + 1.100%, 1.345%, 4/25/2026, 144A(d)	75,580
3,940,000	Black Diamond CLO Ltd., Series 2013-1A, Class BR, 3-month LIBOR + 2.500%, 2.773%, 2/06/2026, 144A(d)	3,912,223
2,525,000	Canyon CLO Ltd., Series 2018-1A, Class B, 3-month LIBOR + 1.700%, 1.975%, 7/15/2031, 144A(d)	2,502,946
6,500,000	CIFC Funding Ltd., Series 2014-5A, Class BR2, 3-month LIBOR + 1.800%, 2.073%, 10/17/2031, 144A(d)	6,402,338
4,075,882	CVP Cascade CLO Ltd., Series 2014-2A, Class A1R, 3-month LIBOR + 1.200%, 1.472%, 7/18/2026, 144A(d)	4,075,235
3,335,000	Dryden 53 CLO Ltd., Series 2017-53A, Class B, 3-month LIBOR + 1.400%, 1.675%, 1/15/2031, 144A(d)	3,246,840

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
$ 3,921,302	Elevation CLO Ltd., Series 2015-4A, Class AR, 3-month LIBOR + 0.990%, 1.262%, 4/18/2027, 144A(d)	$3,916,951
1,275,384	Flatiron CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.890%, 1.165%, 4/15/2027, 144A(d)	1,273,385
180,910	Galaxy XXIX CLO Ltd., Series 2018-29A, Class A, 3-month LIBOR + 0.790%, 1.070%, 11/15/2026, 144A(d)	180,052
5,405,000	Goldentree Loan Management U.S CLO 3 Ltd., Series 2018-3A, Class B1, 3-month LIBOR + 1.550%, 1.822%, 4/20/2030, 144A(d)	5,258,079
5,490,000	Halcyon Loan Advisors Funding Ltd., Series 2014-3A, Class B1R, 3-month LIBOR + 1.700%, 1.958%, 10/22/2025, 144A(d)	5,456,614
13,735,000	Hayfin Kingsland VIII Ltd., Series 2018-8A, Class B, 3-month LIBOR + 1.480%, 1.752%, 4/20/2031, 144A(d)	13,471,430
1,000,000	Jamestown CLO IX Ltd., Series 2016-9A, Class A2R, 3-month LIBOR + 1.850%, 2.122%, 10/20/2028, 144A(d)	988,112
8,423,788	Jamestown CLO VII Ltd., Series 2015-7A, Class A1R, 3-month LIBOR + 0.830%, 1.075%, 7/25/2027, 144A(d)	8,382,708
486,520	Limerock CLO III LLC, Series 2014-3A, Class A1R, 3-month LIBOR + 1.200%, 1.472%, 10/20/2026, 144A(d)	485,561
4,475,000	Madison Park Funding XII Ltd., Series 2014-12A, Class CR, 3-month LIBOR + 2.350%, 2.622%, 7/20/2026, 144A(d)	4,402,631
2,770,000	Madison Park Funding XVI Ltd., Series 2015-16A, Class A2R, 3-month LIBOR + 1.900%, 2.172%, 4/20/2026, 144A(d)	2,750,189
1,450,000	Marble Point CLO X Ltd., Series 2017-1A, Class B, 3-month LIBOR + 1.800%, 2.075%, 10/15/2030, 144A(d)	1,424,036
7,275,000	Marble Point CLO XIV Ltd., Series 2018-2A, Class A1, 3-month LIBOR + 1.330%, 1.602%, 1/20/2032, 144A(d)	7,203,773
11,526,325	Mountain View CLO X Ltd., Series 2015-10A, Class AR, 3-month LIBOR + 0.820%, 1.086%, 10/13/2027, 144A(d)	11,455,728
10,226,644	OCP CLO Ltd., Series 2015-10A, Class A1R, 3-month LIBOR + 0.820%, 1.065%, 10/26/2027, 144A(d)	10,181,718
1,500,000	Octagon Investment Partners XIX Ltd., Series 2014-1A, Class CR, 3-month LIBOR + 2.100%, 2.375%, 4/15/2026, 144A(d)	1,502,661
270,141	OFSI Fund VII Ltd., Series 2014-7A, Class AR, 3-month LIBOR + 0.900%, 1.172%, 10/18/2026, 144A(d)	270,064
3,605,000	OZLM XXIV Ltd., Series 2019-24A, Class A2A, 3-month LIBOR + 2.250%, 2.522%, 7/20/2032, 144A(d)	3,604,974
8,410,321	Parallel Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.850%, 1.122%, 7/20/2027, 144A(d)	8,335,670
4,376,594	Recette CLO Ltd., Series 2015-1A, Class AR, 3-month LIBOR + 0.920%, 1.192%, 10/20/2027, 144A(d)	4,369,410
1,000,000	Recette CLO Ltd., Series 2015-1A, Class CR, 3-month LIBOR + 1.700%, 1.972%, 10/20/2027, 144A(d)	981,780
1,015,000	Regatta XV Funding Ltd., Series 2018-4A, Class A2, 3-month LIBOR + 1.850%, 2.095%, 10/25/2031, 144A(d)	996,371
4,382,170	Venture XII CLO Ltd., Series 2012-12A, Class ARR, 3-month LIBOR + 0.800%, 1.056%, 2/28/2026, 144A(d)	4,349,572
2,826,040	Venture XX CLO Ltd., Series 2015-20A, Class AR, 3-month LIBOR + 0.820%, 1.095%, 4/15/2027, 144A(d)	2,817,065
6,365,873	Venture XXI CLO Ltd., Series 2015-21A, Class AR, 3-month LIBOR + 0.880%, 1.155%, 7/15/2027, 144A(d)	6,326,449
3,335,000	Voya CLO Ltd., Series 2013-3A, Class A2RR, 3-month LIBOR + 1.700%, 1.972%, 10/18/2031, 144A(d)	3,255,938
219,694	Voya CLO Ltd., Series 2014-3A, Class A1R, 3-month LIBOR + 0.720%, 0.965%, 7/25/2026, 144A(d)	218,719
2,379,378	West CLO Ltd., Series 2014-1A, Class A1R, 3-month LIBOR + 0.920%, 1.192%, 7/18/2026, 144A(d)	2,378,119

Principal Amount	Description	Value (†)
Collateralized Loan Obligations – continued
	Total Collateralized Loan Obligations (Identified Cost $145,086,709)	147,801,429

Shares
Preferred Stocks – 0.8%
	Banking – 0.5%
8,763	Bank of America Corp., Series L, 7.250%	$13,039,344
10,730	Wells Fargo & Co., Class A, Series L, 7.500%	14,400,196

		27,439,540

	Electric – 0.1%
59,423	NextEra Energy, Inc., 5.279%	2,773,866

	Energy – 0.0%
40,860	Chesapeake Energy Corp., 5.000%(a)(e)(g)(h)	—

	Food & Beverage – 0.2%
138,889	Bunge Ltd., 4.875%	13,302,272

	Total Preferred Stocks (Identified Cost $46,462,032)	43,515,678

Common Stocks – 0.0%
	Oil, Gas & Consumable Fuels – 0.0%
949	Whiting Petroleum Corp.(h) (Identified Cost $54,311)	16,408

Principal Amount
Short-Term Investments – 1.8%
$107,699,342	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/2020 at 0.000% to be repurchased at $107,699,342 on 10/01/2020 collateralized by $19,370,400 U.S. Treasury Note, 1.125% due 2/28/2025 valued at $20,162,520; $22,000,000 U.S. Treasury Note, 0.250% due 7/31/2025 valued at $22,015,981; $67,680,200 U.S. Treasury Note, 0.250% due 9/30/2025 valued at $67,674,921 including accrued interest (i) (Identified Cost $107,699,342)	107,699,342

	Total Investments – 99.6% (Identified Cost $5,524,109,307)	5,865,034,991
	Other assets less liabilities – 0.4%	24,994,805

	Net Assets – 100.0%	$5,890,029,796

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans and collateralized loan obligations are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans and collateralized loan obligations where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

As of September 30, 2020, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$120,750,718	2.1%	—	Less than 0.1%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Illiquid security.
(b)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At September 30, 2020, the value of these securities amounted to $120,750,718 or 2.1% of net assets.
(c)

Variable rate security. The interest rate adjusts periodically based on; (i) changes in current interest rates and/or prepayments on underlying pools of assets, if applicable, (ii) reference to a base lending rate plus or minus a margin, and/or (iii) reference to a base lending rate adjusted by a multiplier and/or subject to certain floors or caps. Rate as of September 30, 2020 is disclosed.

(d)	Variable rate security. Rate as of September 30, 2020 is disclosed.
(e)	Level 3 security. Value has been determined using significant unobservable inputs.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Fair valued by the Fund’s adviser. At September 30, 2020, the value of this security amounted to $0.

(h)	Non-income producing security.
(i)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of September 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2020, the value of Rule 144A holdings amounted to $2,021,386,581 or 34.3% of net assets.
ABS	Asset-Backed Securities
ARS	Auction Rate Security
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SLM	Sallie Mae

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$151,726,436	$21,594,566	(a)	$173,321,002
All Other Non-Convertible Bonds*	—	5,338,016,481	—		5,338,016,481

Total Non-Convertible Bonds	—	5,489,742,917	21,594,566		5,511,337,483

Convertible Bonds*	—	45,360,924	—		45,360,924
Municipals*	—	9,303,727	—		9,303,727

Total Bonds and Notes	—	5,544,407,568	21,594,566		5,566,002,134

Collateralized Loan Obligations*	—	147,801,429	—		147,801,429
Preferred Stocks
Energy	—	—	—	(b)	—
Food & Beverage	—	13,302,272	—		13,302,272
All Other Preferred Stocks*	30,213,406	—	—		30,213,406

Total Preferred Stocks	30,213,406	13,302,272	—		43,515,678

Common Stocks*	16,408	—	—		16,408
Short-Term Investments	—	107,699,342	—		107,699,342

Total	$30,229,814	$5,813,210,611	$21,594,566		$5,865,034,991

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Includes a security fair valued at zero by the Fund’s adviser using level 3 inputs.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2019 and/or September 30, 2020:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2019	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2020		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at September 30, 2020
Bonds and Notes
Non-Convertible Bonds
ABS Other	$—	$—	$—	$(17,667,175)	$—	$—	$39,261,741	$—	$21,594,566		$(17,667,175)
Preferred Stocks
Energy	721,179	—	—	(721,179)	—	—	—	—	—	(a)	(721,179)

Total	$721,179	$—	$—	$(18,388,354)	$—	$—	$39,261,741	$—	$21,594,566		$(18,388,354)

(a)	Includes a security fair valued at zero using level 3 inputs.

A debt security valued at $39,261,741 was transferred from Level 2 to Level 3 during the period ended September 30, 2020. At December 31, 2019, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At September 30, 2020, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service did not provide a reliable price for the security.

Industry Summary at September 30, 2020 (Unaudited)

Treasuries	14.1%
Banking	8.7
ABS Car Loan	6.4
ABS Home Equity	5.4
Technology	5.1
Aerospace & Defense	4.8
Metals & Mining	4.0
Life Insurance	3.2
Food & Beverage	3.1
ABS Other	2.9
Electric	2.8
Cable Satellite	2.7
Midstream	2.5
Automotive	2.5
Wirelines	2.3
Other Investments, less than 2% each	24.8
Collateralized Loan Obligations	2.5
Short-Term Investments	1.8

Total Investments	99.6
Other assets less liabilities	0.4

Net Assets	100.0%